S000026479 [Member] Investment Strategy - MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities that are rated below investment grade (commonly referred to as “junk bonds”). These may include:
∎	Obligations of U.S. and foreign corporations and banks;
∎	Senior and subordinated bonds and debentures;
∎	Zero coupon, pay-in-kind and capital appreciation bonds;
∎	Convertible securities, preferred stock, structured securities; and
∎	Loans and loan participations.
The sub-advisers may shift the Fund’s assets among various types of securities based upon changing market conditions, yield differences and the credit-worthiness of issuers among other things.
Lower quality securities or below-investment grade securities are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization (“NRSRO”), or unrated securities determined to be of comparable quality by one or more of the Fund’s sub-advisers. Credit ratings are determined at the time of purchase. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default. The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time primarily in instruments with short, medium or long maturities.
Although the Fund primarily invests in the debt obligations of domestic issuers, it may invest in debt obligations of foreign issuers. The Fund’s investments in foreign issuers together with notional underlying foreign currency exposure are not expected to exceed 30%.
The Fund may invest up to 15% of its net assets in “illiquid investments,” i.e. those that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of NTI. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub-advisers, NTI will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including duration, credit quality, average maturity, industry and geographic region). NTI seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2025, the Fund had a focused investment in the industrials sector.
The sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.